Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

14Income taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s BVI incorporated subsidiaries are not subject to tax on income or capital gains arising in BVI. In addition, upon payments of dividends by this entity to its shareholders, no BVI withholding tax will be imposed.

Singapore

Under the Singapore tax laws, the subsidiary in Singapore is subject to 17% income tax rate on any taxable income accruing in or derived from Singapore, or received in Singapore from outside Singapore.

Malaysia

Under the Malaysia tax laws, the subsidiary in Malaysia is subject to 24% income tax rate on its chargeable income accruing in or derived from Malaysia. Certain of the subsidiary in Malaysia is subject to partial income tax exemptions if certain conditions are met.

Indonesia

Under the current laws of Indonesia, the Company’s subsidiary incorporated in Indonesia is subject to 22% income tax on its taxable income generated from operations in Indonesia.

Hong Kong

Under the Hong Kong tax laws, the subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

14Income taxes (continued)

China

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires. The HNTE certificate of the VIE was obtained in December 2019 and expired in December 2021. The VIE re-applied and obtained the HNTE certificate in December 2022 and again in December 2025, each with a validity period of three years. It was entitled to the preferential rate of 15% for 2023, 2024 and 2025. In early 2021, the WFOE was recognized as an HNTE and was eligible for 15% preferential tax rate from 2020 to 2022. The WFOE re-applied and obtained the certificate of high and new technology enterprise with a validity period of three years starting December 2023. It was entitled to the preferential rate of 15% for 2023, 2024 and 2025. SendCloud was classified as “small and micro businesses” in 2023 and 2024, and obtained the HNTE certificate with a validity period of three years starting from December 2024 onwards. SendCloud enjoyed a preferential tax rate of 20% with a discount to taxable income for 2023 and 2024, and was entitled to the preferential rate of 15% for 2025. Ifaxin (Hubei) Cloud Computing Co. Ltd. (“Ifaxin”) was classified as “small and micro businesses” in 2023, 2024 and 2025. Ifaxin enjoyed a preferential tax rate of 20% with a discount to taxable income for 2023, 2024 and 2025.

The Company’s (loss)/income before income taxes consists of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cayman Islands	(16,192)	(7,466)	(5,956)	(852)
British Virgin Islands	—	(37)	(83)	(12)
Hong Kong	(1,982)	(2,699)	(1,355)	(194)
Singapore	96	341	3,967	567
Malaysia	—	(253)	(1,905)	(272)
Indonesia	—	—	(43)	(6)
China	(46,476)	3,455	8,022	1,148
Total (loss)/income before income taxes	(64,554)	(6,659)	2,647	379

For the year ended December 31, 2025, income tax benefit amounted to RMB394 (US$56) in Chinese mainland, and income tax expense amounted to RMB467 (US$66) in jurisdictions outside Chinese mainland.

Income taxes consist of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Current income tax expense	(3)	(104)	(1,125)	(160)
Deferred tax benefit/(expense)	1,889	(6)	1,052	150
Total income tax benefit/(expense)	1,886	(110)	(73)	(10)

14Income taxes (continued)

Reconciliation between expenses of income taxes

Reconciliation between the expense of income taxes computed by applying the statutory tax rate to (loss)/income before income taxes and the actual provision for income taxes is as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax	(64,554)	(6,659)
Income tax expense computed at PRC statutory rate (25%)	(16,139)	(1,665)
International tax rate differential	4,206	2,080
Preferential tax rate	10,613	(16,830)
Deferred tax items tax rate differential	(6,502)	15,283
Research and development super-deduction	(26,393)	(19,403)
Non-deductible expenses	3,438	2,257
Deferred tax expenses	49	1,423
Non-taxable income	—	(3)
Recognition of prior year tax loss	—	2,156
Deemed income	—	59,152
Changes in valuation allowance	28,842	(44,340)
Income tax (benefit)/expense	(1,886)	110

	Year ended December 31,
	2025
	Amount		Percent
	RMB	US$	%
Income tax expense computed at PRC statutory rate (25%)	662	95	25.0
Foreign Tax Effects
Cayman
Statutory tax rate difference between Cayman and PRC	1,489	213	56.2
Other foreign jurisdictions	323	46	12.1
Changes in Valuation Allowances	(7,316)	(1,046)	(276.0)
Nontaxable or Nondeductible Items
Meals and entertainment	1,627	233	61.5
Others	662	95	25.0
Other Adjustments
Out of period adjustment	5,176	740	195.3
Research and development super-deduction	(1,760)	(252)	(66.5)
Preferential tax rate	(1,230)	(176)	(46.4)
Adjustment for tax return amendments	824	118	31.1
Others	(384)	(56)	(14.7)
Income tax expense	73	10	2.6

14Income taxes (continued)

Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets
Provision for credit losses	5,422	5,799	829
Share of loss from equity method investments	113	113	16
Accrued expenses	2,007	1,068	153
Net operating loss carry forward	272,542	254,635	36,412
Government grants related to assets	158	94	13
Estimated liabilities	—	27	4
Lease liabilities	4,231	3,355	480
Data asset	—	11,565	1,654
Less: Valuation allowance	(279,902)	(273,251)	(39,074)
Total deferred tax assets	4,571	3,405	487

Deferred tax liabilities
Property and equipment depreciation	(102)	(53)	(8)
Operating lease right-of-use assets	(4,057)	(3,215)	(459)
Intangible assets arising from acquisition	(3,340)	(2,014)	(288)
Total deferred tax liabilities	(7,499)	(5,282)	(755)

Net deferred tax assets	131	6	1
Net deferred tax liabilities	(3,059)	(1,883)	(269)

The Company operates through its WFOE, the VIE and the subsidiaries of the VIE, and evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss or had incurred losses since inception and are not forecasting profits in the near future as of December 31, 2024 and 2025. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Company had deferred tax assets related to net operating loss carry forwards of RMB272,542 and RMB254,635 (US$36,412) mainly from its WFOE, the VIE and the subsidiaries of the VIE in China as of December 31, 2024 and 2025, which can be carried forward to offset taxable income. The net operating losses of its WFOE, the VIE and the subsidiaries of the VIE will expire in years 2026 to 2035 if not utilized for the subsidiaries in China. For the subsidiary in Hong Kong, the net operating losses are indefinite to be utilized.

14Income taxes (continued)

The aggregate changes in the balance of unrecognized tax benefits for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Beginning balance	117	117	117	17
Increase of unrecognized tax benefits taken in prior years	—	—	40,375	5,774
Ending balance	117	117	40,492	5,791

As of December 31, 2023, 2024 and 2025, the Company had recorded unrecognized tax benefits of RMB117, RMB117 and RMB40,492 (US$5,791), of which nil, nil and RMB40,375 (US$5,774), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. As of December 31, 2023, 2024 and 2025, there were RMB117, RMB117 and RMB117(US$17) of unrecognized tax benefits that, if ultimately recognized, will impact the effective tax rate.

The Company did not recognize significant interest and penalties accrued related to unrecognized tax benefits in income tax expenses as of December 31, 2023, 2024 and 2025.

As of December 31, 2025, the tax years ended December 31, 2020 through period ended December 31, 2025 remain open to examination by the PRC tax authorities.